Stock-based Compensation	3 Months Ended	12 Months Ended
	Apr. 03, 2022	Jan. 02, 2022
Share-based Payment Arrangement [Abstract]
Stock-based Compensation
Note 9. Stock-based Compensation
The Company issues stock-based compensation to employees and non-employees
in the form of stock options and restricted stock units (“RSUs”). Additionally, the Company also offers employee stock purchase plan (“ESPP”) to its eligible employees. The Company uses Black-Scholes option pricing model to value its stock options granted and the estimated shares to be purchased under the ESPP. For RSUs, the Company uses its common stock price, which is the last reported sales price on the grant date to value them. The Company records forfeitures as they occur.
The following table summarizes the total stock-based compensation expense, by operating expense category, recognized in the condensed consolidated statements of operations for the periods presented below (in thousands).

	For the Quarters Ended
	April 3, 2022	March 31, 2021
Cost of revenue	$—	$274
Research and development	2,512	959
Selling, general and administrative	2,726	185

Total stock-based compensation expense	$5,238	$1,418

For the quarter ended April 3, 2022, the Company capitalized $0.3 million of stock-based compensation as property and equipment, net in the condensed consolidated balance sheet. There was no recognized tax benefit related to stock-based compensation
expense for the quarters ended April 3, 2022 and March 31, 2021. In addition, the Company accrued $1.0 million of bonus to be settled in equity awards as accrued compensation on the Condensed Consolidated Balance Sheet as of April 3, 2022.
As of April 3, 2022, there was approximately $50.6 million of total unrecognized stock-based compensation expense related to unvested equity awards, which are expected to be recognized over a weighted-average period of 3.6 years.
Stock Option Activity
The following table summarized stock option activities for the quarter ended April 3, 2022 (in thousands, except share and per share amount).

	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1)(2)

Balances as of January 3, 2022	5,753,005	$8.88
Granted	31,190	15.47
Exercised	(91,910)	2.17		$1,249
Forfeited	(155,380)	8.20

Balances as of April 3, 2022	5,536,905	$9.05	9.0	$32,364

Vested and expected to vest at April 3, 2022	9,839,447	$5.12	8.8	$95,515

Vested and exercisable at April 3, 2022	914,342	$6.60	8.3	$7,466

Unvested and exercisable at April 3, 2022	4,217,643	$8.84	9.0	$24,899

(1)	The intrinsic value of options exercised is based upon the value of the Company’s stock at exercise.
(2)
The aggregate intrinsic value of the stock options outstanding as of April 3, 2022 represents the value of the Company’s closing stock price at $14.74 on April 1, 2022 in excess of the exercise price multiplied by the number of options outstanding.

Unvested early exercised stock options which are subject to repurchase by the Company are not considered participating securities as those shares do not have non-forfeitable
rights to dividends or dividend equivalents. Unvested early exercised stock options are not considered outstanding for purposes of the weighted average outstanding share calculation until they vest.
As of April 3, 2022, 4,302,542 shares remained subject to the Company’s right of repurchase as a result of early exercised stock options. The remaining liability related to early exercised shares as of April 3, 2022 was $0.3 million and was recorded in other current and non-current
liabilities in the condensed consolidated balance sheets.
Restricted Stock Unit Activity
The Company generally grants RSUs with requisite service vesting condition. Each RSU is not considered issued and outstanding and does not have voting rights until it is converted into one share of the Company’s common stock upon vesting. The following table summarized RSUs activities for the quarter ended April 3, 2022 (in thousands, except share and per share amount).

	Number of Shares Outstanding	Weighted Average Grant Date Fair Value
Non-vested RSUs Balances as of January 2, 2022	535,449	$23.38
Granted	446,075	17.55
Vested	(33,761)	20.84
Forfeited	(30,684)	26.27

Non-vested RSUs outstanding as of April 3, 2022	917,079	$20.54

Note 10. Stock-based Compensation
Equity Incentive Plans
As of January 2, 2022, the Company’s equity compensation plans include the 2021 Equity Incentive Plan (the “2021 Plan”) and 2021 Employee Stock Purchase Plan (the “2021 ESPP”).
2021 Equity Incentive Plan
The 2021 Plan was approved by the Company’s stockholders in July 2021. The 2021 Plan is intended as the successor to and continuation of the 2016 Equity Incentive Plan (the “2016 Plan”). Under the 2021 Plan, employees, directors and consultants of the Company (“Participants”), are eligible for grants of incentive stock options, non-statutory
stock options, stock appreciation rights, restricted stock awards, restricted stock units, and performance awards, collectively referred to as “Stock Awards”. Incentive stock and non-statutory
stock options are collectively referred to as “Option(s).”

Under
 the 2021 Plan, the maximum number of shares of common stock that may be issued is 16,850,000 shares. The number of shares reserved for issuance under the 2021 Plan will automatically increase on January 1st each year, starting on January 1, 2022 and continuing through January 1, 2031, by the lesser of (a) 4% of the total number of shares of the Company’s common stock outstanding on December 31st of the immediately preceding fiscal year or (b) a lesser number determined by the Company’s board of directors prior to the applicable January 1st.
2016 Equity Incentive Plan
The 2016 Plan was terminated when 2021 Plan became effective in July 2021. The 2016 Plan was originally adopted by its board of directors on April 6, 2016 and was most recently amended by its board of directors on December 17, 2020. The 2016 Plan is intended as the successor to and continuation of the Company’s 2006 Equity Incentive Plan.
2021 Employee Stock Purchase Plan
The 2021 ESPP was adopted by the Company’s board of directors in June 2021 and approved by the Company’s stockholders in July 2021. Under the 2021 ESPP, 5,625,000 shares of common stock was reserved for future issuance. The number of shares reserved for issuance under the 2021 ESPP will automatically increase on January 1st each year, starting on January 1, 2022 and continuing through January 1, 2031, by the lesser of (a) 1% of the total number of shares of the Company’s common stock outstanding on December 31st of the preceding calendar year, (b) 2,000,000 shares of the Registrant’s common stock or (c) a lesser number determined by the Company’s board of directors.
The 2021 ESPP allows eligible employees to purchase shares of the Company’s common stock at a 15% discount through periodic payroll deductions of up to 15% of base compensation, subject to individual purchase limits in any single purchase date or in one calendar year. The 2021 ESPP provides
18-month
offering periods with three
6-month
purchase periods with the purchase periods ending on May 7, 2022, November 4, 2022 and May 4, 2023. A new
18-month
offering period will commence every six months thereafter. The purchase price for the Company’s common stock under the ESPP is 85% of the lower of the fair market value of the shares at (1) on the offering period or (2) on the purchase date. As of January 2, 2022, the Company did not issue any shares under the 2021 ESPP.
Common stock
The following shares of common stock had been reserved for future issuance as of January 2, 2022:

Exercise of outstanding common stock options	5,753,005
Options and RSUs available for future grants	15,846,770
Outstanding restricted stock units for future vesting	535,449
Common stock employee purchase plan	5,625,000

27,760,224

Early Exercise of Options
The terms of the 2016 Plan and the 2021 Plan permit the exercise of options granted prior to vesting, subject to required approvals. The unvested shares are subject to the Company’s repurchase right, upon termination of employment, at the lower of (i) the fair market value of the shares of common stock on the date of repurchase or (ii) their original exercise price. The repurchase right lapses 90 days after the termination of the employee’s employment. Shares purchased by employees pursuant to the early exercise of stock options are not deemed, for accounting purposes, to be issued until those shares vest according to their respective vesting schedules. Cash received for early exercised stock options is recorded as other current and non-current
liabilities on the Consolidated Balance Sheets and is reclassified to common stock and additional paid in capital as such shares vest.

Unvested
early exercised stock options which are subject to repurchase by the Company are not considered participating securities as those shares do not have non-forfeitable
rights to dividends or dividend equivalents. Unvested early exercised stock options are not considered outstanding for purposes of the weighted average outstanding share calculation until they vest.
As of January 2, 2022 and December 31, 2020, 5,086,572 and 5,383,935 shares, respectively, remained subject to the Company’s right of repurchase as a result of early exercised stock options. The remaining liability related to early exercised shares as of both January 2, 2022 and December 31, 2020 were $0.3 million, which was recorded in other current and non-current
liabilities in the Consolidated Balance Sheets.
Stock-Based Compensation
The Company issues stock-based compensation to employees and non-employees
in the form of stock options and restricted stock units (“RSUs”). The Company uses Black-Scholes option pricing model to value its stock options granted and use its common stock price, which is the last reported sales price on the grant date to value its RSUs. Stock-based compensation expense is recognized using the straight-line attribution method. The Company records forfeitures as they occur. The following table summarizes the total stock-based compensation expense, by operating expense category, recognized in the Consolidated Statements of Operations for the periods presented below (in thousands).

	Fiscal Years
	2021	2020
Cost of revenue	$274	$102
Research and development	6,175	485
Selling, general and administrative	4,262	79

Total stock-based compensation expense	$10,711	$666

For
 the fiscal year 2021, the Company capitalized $0.7 million of stock-based compensation as deferred contract costs and property and equipment, net in the Consolidated Balance Sheet. For the fiscal year 2020, the Company capitalized immaterial amounts of stock-based compensation as deferred contract costs and property and equipment, net in the Consolidated Balance Sheet. As of January 2, 2022, there was approximately $48.2 million of total unrecognized stock-based compensation expense related to unvested equity awards, which are expected to be recognized over a weighted-average period of 3.6 years.
There was no recognized tax benefit related to stock-based compensation expense for the fiscal years 2021 and 2020.
Stock Option Activity
Options granted under the 2021 Plan and the 2016 Plan to employees generally have a service vesting condition over four or five years. Other vesting terms are permitted and are determined by the Company’s board of directors. Options have a term of no more than ten years from the date of grant and vested options are generally cancelled three months after termination of employment if unexercised.

The following table summarized stock option activities for the fiscal years 2021 and 2020 (in thousands, except share and per share amount).

	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1)(2)

Balances as of January 1, 2021	1,428,980	$0.11
Granted	6,817,420	7.86
Exercised	(2,180,168)	0.09		$1,963
Forfeited	(313,227)	7.77

Balances as of January 2, 2022	5,753,005	$8.88	9.1	$105,898

Vested and expected to vest at January 2, 2022	10,839,577	$4.74	9.0	$244,342

Vested and exercisable at January 2, 2022	716,777	$5.23	7.9	$15,806

Unvested and exercisable at January 2, 2022	4,630,961	$8.75	9.3	$85,790

	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1)(2)

Balances as of January 1, 2020	971,332	$0.16
Granted	5,779,591	0.06
Exercised	(5,318,139)	0.07		$6,889
Forfeited/expired	(3,804)	0.59

Balances as of December 31, 2020	1,428,980	$0.11	8.8	$4,042

Vested and expected to vest at December 31, 2020	6,812,915	$0.07	9.5	$11,190

Vested and exercisable at December 31, 2020	251,492	$0.34	5.8	$2,028

Unvested and exercisable at December 31, 2020	1,024,478	$0.06	9.8	$494

(1)	The aggregate intrinsic value of options exercised is based upon the value of the Company’s stock at exercise.
(2)
The aggregate intrinsic value of the stock options outstanding as of December 31, 2021 represents the value of the Company’s closing stock price at $27.28 on December 31, 2021 in excess of the exercise price multiplied by the number of options outstanding.

The Company uses the Black-Scholes option-pricing model to determine the grant date fair value of stock options with the following assumptions for the fiscal years 2021 and 2020.

	Fiscal Years
	2021	2020
Risk-free interest rate	0.5% - 1.3%	0.5%
Expected term (years)	5.0 - 6.9	6.0
Dividend yield	—%	—%
Volatility	48.1% - 49.8%	37.8%
The estimated weighted-average grant date fair value of stock options granted to employees during the fiscal years 2021 and 2020 were $4.43, and $0.59 per share, respectively. The fair value of stock options that vested during the fiscal years 2021 and 2020 were $6.6 million and $0.3 million, respectively.

Restricted
Stock Unit Activity
Since September 2021, the Company primarily grants RSUs to its employees and non-employee
directors. The Company generally grants RSUs with requisite service vesting condition over four or five years. Each RSU is not considered issued and outstanding and does not have voting rights until it is converted into one share of the Company’s common stock upon vesting. The following table summarized RSUs activities for the fiscal year 2021 (in thousands, except share and per share amount).

	Number of Shares Outstanding	Weighted Average Grant Date Fair Value
Non-vested RSUs Balances as of January 1, 2021	—	$—
Granted	608,168	23.12
Vested	(61,015)	21.26
Forfeited	(11,704)	20.56

Non-vested RSUs outstanding as of January 2, 2022	535,449	$23.38

The total fair value of RSUs vested during the fiscal year 2021 was $1.8 million.

Employee Stock Purchase Plan Activity
2021 ESPP was approved by the stockholders on July 12, 2021. The first offering date of the 2021 ESPP was in November 2021 and the first purchase date will be in May 2022. The Company uses the Black-Scholes option-pricing model to determine the fair value of estimated shares under the 2021 ESPP with the following assumptions for the fiscal year 2021.

2021
Risk-free interest rate	0.1%
Expected term (years)	0.5
Dividend yield	—%
Volatility	71.5%